SEGMENTS, GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by geographic area as percentage of total sales) (Details) - Percentage of Total Sales [Member] - Geographic Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Concentration percentage	100.00%	100.00%	100.00%
China [Member]
Revenue from External Customer [Line Items]
Concentration percentage	33.00%	39.00%	36.00%
Taiwan, R.O.C. [Member]
Revenue from External Customer [Line Items]
Concentration percentage	29.00%	20.00%	18.00%
Korea [Member]
Revenue from External Customer [Line Items]
Concentration percentage	16.00%	18.00%	20.00%
USA [Member]
Revenue from External Customer [Line Items]
Concentration percentage	9.00%	14.00%	13.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration percentage	13.00%	9.00%	13.00%